                                                   Filed Pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 Registration File No. 333-65632



[SCHRODERS LOGO]

--------------------------------------------------------------------------------
PROSPECTUS

December 31, 2003

As revised May 19, 2004


SCHRODER MUNICIPAL BOND FUND
SCHRODER SHORT-TERM MUNICIPAL BOND FUND

Investor Shares

This Prospectus describes two mutual funds offered by Schroder Series Trust. Schroder Investment Management North America Inc. manages each Fund.

    SCHRODER MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade municipal bonds that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of five to ten years, although it may invest in securities of any maturity.

    SCHRODER SHORT-TERM MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade short-term municipal bonds that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of not more than three years, although it may invest in securities of any maturity.


Each of the Funds may invest a portion of its assets in securities paying interest that is not exempt from federal income tax.


This Prospectus explains what you should know about the Funds before you invest. Please read it carefully. You can call the Schroder Mutual Funds at
(800) 464-3108 to find out more about the Funds and other funds in the Schroder family of funds. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                             SCHRODER SERIES TRUST

TABLE OF CONTENTS


                                                             PAGE
                                                             -----
SUMMARY INFORMATION ........................................    3

  Schroder Municipal Bond Fund .............................    3

  Schroder Short-Term Municipal Bond Fund ..................    4

FEES AND EXPENSES ..........................................    6

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ..................    7

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES .........   10

MANAGEMENT OF THE FUNDS ....................................   11

HOW THE FUNDS' SHARES ARE PRICED ...........................   12

HOW TO BUY SHARES ..........................................   12

HOW TO SELL SHARES .........................................   15

EXCHANGES ..................................................   16

DIVIDENDS AND DISTRIBUTIONS ................................   16

TAXES ......................................................   17

USA PATRIOT ACT ............................................   18


SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies, and principal risks of Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund (the "Funds"), each a series of Schroder Series Trust (the "Trust"). Schroder Investment Management North America Inc. ("Schroder") serves as investment adviser to the Funds. References in any of the discussions of the Funds' investment policies below to 80% of a Fund's "net assets" refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes


SCHRODER MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of current income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal bonds that

          o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);

          o    are investment-grade in quality; and

          o have intermediate to long-term maturities (three years or longer).

"Municipal bonds" are debt obligations of any maturity issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts, and authorities), and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.


The Fund intends to maintain a dollar weighted average portfolio maturity of five to ten years, although it may invest in securities of any maturity. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds and, as a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax (AMT). The Fund may invest the remainder of its assets in taxable municipal bonds, securities issued by the U.S. Treasury, or in taxable money market obligations. The Fund may purchase securities on a delayed delivery or when-issued basis.

Schroder allocates the Fund's assets among different issuers, states, market sectors (for example, general obligation securities of specific states or securities financing specific projects), and maturities based on its view of their relative values.


The Fund may invest more than 25% of its assets in one or more sectors of the municipal bond market--that is, in a group of issuers that finance similar projects--including education, health care, housing, transportation, and utilities sectors or in obligations of issuers in a particular state. In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:


          o assigns a relative value, based on creditworthiness, cash flow, liquidity, and price, to each bond;

          o uses in-depth credit analysis to determine the issuer's ability to fulfill its obligations;


          o compares each bond with a U.S. Treasury instrument (or other instrument backed by the U.S. Government) to develop a theoretical intrinsic value;

          o looks to exploit any inefficiencies between intrinsic value and market trading price; and

          o subordinates sector weightings to individual securities that may add above-market value.

Schroder may sell a security for the Fund if the security reaches Schroder's target price or if Schroder's credit outlook for the security has deteriorated. Schroder may also sell a security to facilitate the purchase of a security it believes is more attractive for the Fund.


 o PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal bonds.

          o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

          o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

          o INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation decreases the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund.

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal bonds that

          o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);

          o    are investment-grade in quality; and

          o have effective maturities of no more than three years (a bond's effective maturity is generally shorter than its stated maturity due to several factors, including, for example, prepayment patterns, call dates, and put features).

"Municipal bonds" are debt obligations of any maturity issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts, and authorities), and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.


The Fund intends to maintain a dollar weighted average portfolio maturity of not more than three years, although it may invest in securities of any maturity. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds and, as a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax (AMT). The Fund may invest the remainder of its assets in taxable municipal bonds, securities issued by the U.S. Treasury, or in taxable money market obligations. The Fund may purchase securities on a delayed delivery or when issued basis.

Schroder allocates the Fund's assets among different issuers, states, market sectors (for example, general obligation securities of specific states or securities financing specific projects), and maturities based on its view of their relative values.

The Fund may invest more than 25% of its assets in one or more sectors of the municipal bond market--that is, in a group of issuers that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities sectors or in obligation of issuers in a particular state.

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:


          o assigns a relative value, based on creditworthiness, cash flow, liquidity, and price, to each bond;

          o uses in-depth credit analysis to determine the issuer's ability to fulfill its obligations;


          o compares each bond with a U.S. Treasury instrument (or other instrument backed by the U.S. Government) to develop a theoretical intrinsic value;

          o looks to exploit any inefficiencies between intrinsic value and market trading price; and

          o subordinates sector weightings to individual securities that may add above-market value.


Schroder may sell a security for the Fund if the security reaches Schroder's target price or if Schroder's credit outlook for the security has deteriorated. Schroder may also sell a security to facilitate the purchase of a security it believes is more attractive for the Fund.


o    PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal bonds.

          o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

          o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

          o INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation decreases the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Funds.

SHAREHOLDER FEES (paid directly from your investment):

      Maximum Sales Load Imposed on Purchases .................... None
      Maximum Deferred Sales Load ................................ None
      Maximum Sales Load Imposed on Reinvested Dividends ......... None
      Redemption Fee ............................................. None
      Exchange Fee ............................................... None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

                                                           SCHRODER MUNICIPAL     SCHRODER SHORT-TERM
                                                                BOND FUND         MUNICIPAL BOND FUND
                                                          --------------------   --------------------
Management Fees(1) ....................................            0.40%                  0.40%
Distribution (12b-1) Fees .............................           None                  None
Other Expenses(2) .....................................            0.69%                  0.69%
Total Annual Fund Operating Expenses ..................            1.09%                  1.09%
Less: Fee Waiver and/or Expense Limitation(3) .........           (0.54)                 (0.54)%
Net Expenses (3) ......................................            0.55%                  0.55%

(1) Management Fees for each Fund include all fees payable to Schroder and its affiliates for investment advisory and fund administration services. The Funds also pay administrative or sub-administrative fees directly to SEI Investments Global Funds Services, and those fees are included under "Other Expenses."

(2) "Other Expenses" are based on estimated amounts for each Fund's current fiscal year.

(3) The Net Expenses shown for the Funds reflect the effect of contractually imposed fee waivers and/or expense limitations, in effect through December 31, 2004, on the Total Annual Fund Operating Expenses of the Funds. In order to limit the expenses of a Fund's Investor Shares, Schroder is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until December 31, 2004 to the extent that the Total Annual Fund Operating Expenses of a Fund allocable to its Investor Shares exceeds the annual rate of 0.55% of the average daily net assets attributable to such Fund's Investor Shares.


EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                                      1 YEAR     3 YEARS
                                                     --------   --------
Schroder Municipal Bond Fund .....................      $56       $293
Schroder Short-Term Municipal Bond Fund ..........      $56       $293

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the principal risks of investing in each of the Funds and the circumstances which could adversely affect the value of a Fund's shares or its investment return. Each of the risks described below applies to both Funds.

o MUNICIPAL BONDS. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes; they include, for example, general obligations of a state or other government entity supported by its taxing powers to acquire and construct public facilities or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include obligations of states, public authorities or political subdivisions to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.

          General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

          Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds for manufacturing facilities, certain transportation facilities, and publicly-owned utilities, and non-profit organizations such as private colleges, hospitals and museums, and other facilities. Investors can look only to the revenue generated by the project or the private company owning or operating the project rather than the credit of the state or local government authority issuing the bonds. Revenue obligations are often subject to greater credit risk than general obligations debt because they do not rely on broad taxing powers.

     Municipal bonds may be insured or guaranteed by public or private guarantors or insurers. The credit standing of such a bond would likely depend to a substantial extent on the ability and willingness of the guarantor or insurer to meet its obligations.

     The amount of public information available about the municipal bonds in a Fund's portfolio is generally less than that available for corporate equities or bonds, and the investment performance of a Fund holding such securities may therefore be more dependent on the analytical abilities of Schroder.

     Interest income from private activity bonds may be subject to federal AMT for individuals. Corporate shareholders will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state, local and other taxes, contact your tax advisor.


o TAXABLE SECURITIES. The Funds may invest in taxable municipal securities. These would typically include securities issued by states, public authorities, or political subdivisions but which fail to meet the requirements of the federal tax code necessary so that interest payments made on the securities will be exempt from federal income tax. These may include, for example, securities issued to finance unfunded pension liabilities or issued to finance governmental facilities where the nature or management of the facility is such that the securities may not be issued on a tax-exempt basis. The Funds may also hold a portion of their assets in securities issued by the U.S. Treasury, and they may hold taxable money-market securities or cash equivalents for liquidity or pending investment in tax-exempt securities.


o VOLATILITY OF THE MUNICIPAL BOND MARKET. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers specifically or the municipal bond market generally. For example, political or fiscal events affecting the issuers of municipal bonds, as well as uncertainties in the municipal bond market generally related to taxation, legislative changes, or the enforceability of rights of municipal bond holders, can significantly affect the values of municipal bonds. Because many municipal bonds are issued to finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal bond market.

o INTEREST RATE RISK. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Interest rate risk is generally greater for investments with longer maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

     The value of a municipal bond depends on the ability and willingness of its issuer to meet its obligations on the security. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The discontinuance of the taxation supporting a specific project or specific assets or the inability to collect revenues from the project or from the assets can negatively affect the municipal bonds backed by current or anticipated revenues from the project or assets. If the Internal Revenue Service or a state tax authority determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable for federal or state law purposes and the security's market value could decline significantly.

     Each of the Funds invests principally in securities of "investment grade," which means that the securities either have been rated BBB (or the equivalent) or better by a nationally recognized securities rating organization (for example, Moody's Investor Service, Inc., Standard & Poor's, or Fitch Investors Service, Inc.), or Schroder has determined the securities to be of comparable quality.

     Investments rated below BBB or its equivalent are known as "junk bonds." Junk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Their below investment grade rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the prices of those investments will usually be more volatile and are likely to fall. A default or expected default of an issuer could also make it difficult for a Fund to sell the investments at prices approximating the values it had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the Fund to buy or sell certain debt instruments or to establish their fair values. Securities rated below investment grade may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. A Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase a Fund's operating expenses and decrease its net asset value. To the extent that a Fund holds below investment grade debt securities, the Fund's success in meeting its investment objective may depend more on Schroder's credit analysis of the issuer than if the Fund held exclusively investment-grade securities.

     Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

o INFLATION/DEFLATION RISK. Inflation risk is the risk that the Fund's assets or income from the Fund's investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time--the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

o CONCENTRATION OF INVESTMENTS. A Fund may invest without limitation in the debt of issuers, including conduit issuers, located in the same state. Investing in bonds issued by a state, state agencies, or political subdivisions in the same state may make a Fund more vulnerable to that state's economy and to issues affecting its municipal bond issuers, such as possible restrictions on additional borrowings by issuers in that state or economic or legal limitations on an issuer's ability to meet payment obligations. A Fund may also invest more than 25% of its assets in a sector of the municipal bond market, including education, health care, housing, transportation or utilities sectors. Geographic or sector concentration may cause the value of a Fund's shares to change more than the values of shares of funds that invest in a greater variety of investments.

     Municipal bonds backed by revenues from facilities in a particular sector are subject to the risks of investment in that sector generally. For example, investments in many of the sectors in which a Fund may invest are subject to the risks of changes in government regulation, fluctuations in revenues, including federal or state assistance, competition, changes in labor relations and costs, and difficulties in raising additional capital under a variety of circumstances. Revenue bonds issued in the education sector can be significantly affected also by levels of endowment, charitable giving, costs of attendance, increases or decreases in governmental assistance or other revenues, and, in the case of public schools, limits on the ability of governmental entities to increase taxes or generate other revenues, including fees, to pay for educational expenses. Investments in a health care sector are subject to changes in patient income, the availability of public or private insurance reimbursement for procedures and drug costs, the timing of such payments, the quality of management and the availability of qualified professional staff, and demographics. The housing sector can be significantly affected by changes in interest rates for single-family home buyers, governmental regulations imposed on developers of low and moderate cost multi-family units, as well as costs of land, construction and maintenance costs, neighborhood opposition to mixed-income developments, and the level of government incentives, including subsidies and tax credits. Investments in a transportation sector can be affected significantly by the cost of developing, maintaining, updating and replacing infrastructure and other hard assets, levels of federal and state assistance, quality of service, and the ability to raise fees without losing ridership. Investments in a utilities sector can be significantly affected by the ability to locate a reliable and reasonable source of the resource to be provided, infrastructure development and maintenance, the ability to pass on costs of services and resources to customers, mandatory or voluntary natural resource conservation efforts, alternatives by customers to the use of public utilities, and the effects of deregulation by many states. The foregoing factors are illustrative in nature. This discussion of the risk of concentration in sectors is not, and is not intended to be, comprehensive or exhaustive.

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary Information section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

o When-issued and delayed delivery securities. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by a Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.


o Temporary defensive strategies. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may, but is not required to, temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, a Fund would invest in high-quality fixed income securities (including taxable obligations), cash or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that a Fund may not achieve its investment objective.


o Pricing. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too highly, you may end up paying too much for the Fund's shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.


o Other investments. The Funds may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds. Although Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund expect to invest primarily in municipal bonds, either Fund may invest the remainder of its assets in other types of debt securities or money market instruments, the income from which may be fully taxable.


o Portfolio turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what Schroder believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. Schroder currently expects that the portfolio turnover rate for the current fiscal year will not exceed 100% for each of the Funds. Consult your tax advisor regarding the tax effect of a Fund's portfolio turnover rate on your investment.

o Changes in investment objective and policies. The investment policy of each Fund requiring it to invest, under normal circumstances, at least 80% of its net assets in investments the income from which is exempt from federal income tax (but which may be subject to federal AMT) may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund (which means the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented in person or by proxy). The investment policy of each Fund requiring it to invest at least 80% of its net assets in municipal bonds may be changed by the Board of Trustees without shareholder approval after providing shareholders of the relevant Fund 60 days written notice. Otherwise, the investment objective and policies of each Fund may be changed by the Trustees without a vote of the shareholders.

o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by a Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.

MANAGEMENT OF THE FUND

A Board of Trustees governs the Trust. The Board of Trustees has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.


Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Funds, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of December 31, 2003, had in the aggregate assets under management of approximately $176 billion.


     o INVESTMENT ADVISORY FEES. Each Fund expects to pay investment advisory fees to Schroder at the annual rate of 0.40 % of the Fund's average daily net assets.

     o EXPENSE LIMITATIONS AND WAIVERS. In order to limit the expenses of the Funds' Investor Shares, Schroder is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until December 31, 2004 to the extent that the total operating expenses of a Fund allocable to its Investor Shares exceeds the annual rate of 0.55% of the average daily net assets attributable to such Fund's Investor Shares.

     o PORTFOLIO MANAGEMENT. The following people are responsible for the day-to-day management of the Schroder Municipal Bond Fund and the Schroder Short-Term Municipal Bond Fund.



 PORTFOLIO MANAGER               SINCE                     RECENT PROFESSIONAL EXPERIENCE
-------------------   ---------------------------   --------------------------------------------
 David Baldt, CFA     Inception (December 2003)     Lead portfolio manager for each of the
                                                    Funds. Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Mr. Baldt is an Executive Vice President of
                                                    Schroder. Previously, he was a Managing
                                                    Director of Deutsche Asset Management.

 Daniel Scholl        Inception (December 2003)     Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Mr. Scholl is a Senior Vice President of
                                                    Schroder. Previously, he was a Director of
                                                    Deutsche Asset Management.

 PORTFOLIO MANAGER               SINCE                     RECENT PROFESSIONAL EXPERIENCE
-------------------   ---------------------------   --------------------------------------------

 Susan Beck           Inception (December 2003)     Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Ms. Beck is a First Vice President of
                                                    Schroder. Previously, she was a Vice
                                                    President of Deutsche Asset Management.

 Ted Manges           Inception (December 2003)     Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Mr. Manges is a First Vice President of
                                                    Schroder. Previously, he was a Vice
                                                    President of Deutsche Asset Management
                                                    (1999-2003), and Manager of Trading and
                                                    Sales, Commerce Capital Markets
                                                    (1995-1999).


Schroder Fund Advisors Inc. serves as the administrator to the Funds. SEI Investments Global Funds Services serves as sub-administrator to the Funds and receives a fee from each Fund for its services.

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Each Fund values its Investor Shares as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. For purposes of determining net asset value, certain options and futures contracts held by a Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund values its portfolio securities for which market quotations are readily available at market value. Investments and assets for which market values are not ascertainable are valued at their fair values, and short-term investments that will mature within 60 days are valued using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees. Certain securities or investments for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indexes. For instance, a pricing service may recommend a fair market value based on prices of comparable securities. The net asset value of a Fund's Investor Shares will generally differ from that of its Advisor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

The Trust, through its distributor, Schroder Fund Advisors Inc., sells Investor Shares of each Fund at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select.

You may purchase Investor Shares of each Fund by completing the Account Application that accompanies this Prospectus, and sending payment by check or wire as described below. Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Each Fund sells its Investor Shares at their net asset value next determined after the applicable Fund or its transfer agent, Boston Financial Data Services, Inc. ("BFDS"), receives your order. In order for you to receive a Fund's next determined net asset value, the Fund or BFDS must receive your order before the close of trading on the New York Stock Exchange. The Trust reserves the right to reject any order to purchase Investor Shares of a Fund.

The minimum investments for initial and additional purchases of Investor Shares of each Fund are as follows:


                                INITIAL     ADDITIONAL
                              INVESTMENT    INVESTMENTS
                             ------------  ------------
  Regular Accounts             $100,000       $10,000

The Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroder, any of its affiliates or a financial intermediary authorized to sell shares of the Funds, or such employee's spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroder; and current or former Trustees. Forshare purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

The Funds do not issue share certificates.

The Trust may suspend the offering of Investor Shares of a Fund for any period of time. Because excessive trading can hurt Fund performance, operations, and shareholders, the Trust may reject any order to purchase shares of a Fund if the Trust or Schroder believes that the investor in question is engaged in "market timing" or similar activities that may be harmful to the Fund or its shareholders. The Trust may change any investment minimum from time to time.

PURCHASES BY CHECK.

You may purchase Investor Shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund in which you wish to invest. If you wish to purchase Investor Shares of two or more Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check should be allocated among the Funds whose shares you are purchasing. Schroder Mutual Funds will not accept third-party checks. You should direct your check and your completed Account Application as follows:


     REGULAR MAIL              OVERNIGHT OR EXPRESS MAIL
     ------------              -------------------------
     Schroder Mutual Funds     Boston Financial Data Services, Inc.
     P.O. Box 8507             Attn: Schroder Mutual Funds
     Braintree, MA 02266       66 Brooks Drive
                               Braintree, MA 02184

For initial purchases, a completed Account Application must accompany your check.

PURCHASES BY BANK WIRE.

If you make your initial investment by wire, a completed Account Application must precede your order. Upon receipt of the Application, BFDS will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Please call BFDS at (800) 464-3108 to give notice that you will be sending funds by wire, and obtain a wire reference number. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110
          ABA No.: 011000028
          Attn: Schroder Mutual Funds
          DDA No.: 9904-650-0
          FBO: Account Registration
          A/C: Mutual Fund Account Number
               Name of Fund

Your purchase will not be processed until the wired funds have been received.

AUTOMATIC PURCHASES.

You can make regular investments of $100 or more per month or quarter in Investor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108.

BROKERS AND OTHER FINANCIAL INSTITUTIONS.

You may also buy, redeem, and exchange Investor Shares of the Funds through an authorized broker or other financial institution that has an agreement with Schroder or Schroder Fund Advisors Inc. The purchase, redemption and exchange policies and fees charged such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on buying, exchanging, or redeeming Investor Shares. Please consult a representative of your financial institution for further information.

Certain brokers or other financial institutions may accept purchase and redemption orders for Investor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept purchase and redemption orders on behalf of the Funds. For purposes of pricing, a Fund may be deemed to have received a purchase or redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders would be priced at the applicable Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee.

Brokers or other agents may charge investors a fee for effecting transactions in shares of the Funds, in addition to any fees the Funds charge.

PURCHASES IN-KIND.

Investors may purchase Investor Shares of a Fund for cash or in exchange for securities, subject to the determination by Schroder in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Investor Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Investor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Investor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) Securities accepted by Schroder will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the Fund's net asset value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes. Investors interested in purchases through exchange should telephone Schroder at (800) 464-3108, their Schroder client representative, or other financial intermediary.

OTHER PURCHASE INFORMATION.

Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, the Transfer Agent will cause dividends and other distributions that have been returned to be reinvested in the applicable Fund(s), and the checks will be canceled.


HOW TO SELL SHARES


WHEN YOU MAY REDEEM.


You may sell your Investor Shares back to a Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Unless otherwise agreed, the telephone redemption privilege may only be exercised to redeem shares worth not more than $50,000. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. The Trust generally sends payment for shares on the business day after a request is received. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Investor Shares by check, the Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

INVOLUNTARY REDEMPTIONS.

If, because of your redemptions, your account balance for a Fund falls below a minimum amount set by the Trustees (presently $2,000), the Trust may choose to redeem your Investor Shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your Investor Shares, and you may purchase additional Investor Shares at any time to avoid a redemption. The Trust may also redeem Investor Shares if you own shares of a Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

SUSPENSION.

The Trust may suspend the right of redemption for a Fund during any period when: (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

REDEMPTIONS IN KIND.

The Trust has agreed to redeem Investor Shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Investor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders of a Fund, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the applicable Fund in lieu of cash. The Trust does not expect to redeem Investor Shares in kind under normal circumstances. If your Investor Shares are redeemed in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from a Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

GENERAL.

If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact the Transfer Agent at (800) 464-3108, your Schroder client representative or your financial intermediary. The Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

EXCHANGES

You can exchange your Investor Shares of a Fund for Investor Shares of other funds in the Schroder family of funds at any time at their respective net asset values. The Trust would treat the exchange as a sale of your Investor Shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Investor Shares, please call (800) 464-3108. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroder reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension. Because excessive trading can hurt Fund performance, operations and shareholders, the Trust or Schroder may also limit the amount or number of exchanges or reject any exchange if the Trust or Schroder believes that the investor in question is engaged in "market timing activities" or similar activities that may be harmful to the Fund or its shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends from net investment income daily and distributes these dividends monthly. Each Fund distributes net realized capital gain at least annually. Each Fund makes distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

     o    Reinvest all distributions in additional Investor Shares of your Fund;

     o Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of your Fund;

     o Receive distributions from net investment income in additional Investor Shares of your Fund while receiving capital gain distributions in cash; or

     o    Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, a Fund will reinvest all distributions in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.


TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, as described below) are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Funds may have on the federal taxation of your benefits. In addition, an investment in a Fund that pays exempt-interest dividends may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Although under normal circumstances, each Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, the Funds may invest a portion of their assets in securities that generate income that is not exempt from federal income tax.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another Fund) of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

INVESTMENTS IN DEBT OBLIGATIONS. A Fund's investment in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Funds.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

[SCHRODERS LOGO]


--------------------------------------------------------------------------------

                              INVESTMENT ADVISER
               Schroder Investment Management North America Inc.
                                875 Third Avenue
                           New York, New York 10022


                         DISTRIBUTOR AND ADMINISTRATOR
                          Schroder Fund Advisors Inc.
                                875 Third Avenue
                           New York, New York 10022


                               SUB-ADMINISTRATOR
                     SEI Investments Global Funds Services
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456


                                   CUSTODIAN
                             J.P. Morgan Chase Bank
                                270 Park Avenue
                           New York, New York 10017


                    TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                       North Quincy, Massachusetts 02171
                                  800-464-3108


                                    COUNSEL
                                Ropes & Gray LLP
                            One International Place
                          Boston, Massachusetts 02110


                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                              Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

SCHRODER SERIES TRUST
SCHRODER MUNICIPAL BOND FUND
SCHRODER SHORT-TERM MUNICIPAL BOND FUND


Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund have a statement of additional information (SAI) which includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

You may review and copy information about a Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about a Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.


SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108


File No. 811-7840

                                                   Filed Pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 Registration File No. 333-65632



[SCHRODERS LOGO]


--------------------------------------------------------------------------------
PROSPECTUS


December 31, 2003

As revised May 19, 2004



SCHRODER MUNICIPAL BOND FUND
SCHRODER SHORT-TERM MUNICIPAL BOND FUND

Advisor Shares

This Prospectus describes two mutual funds offered by Schroder Series Trust. Schroder Investment Management North America Inc. manages each Fund.

    SCHRODER MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade municipal bonds that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of five to ten years, although it may invest in securities of any maturity.

    SCHRODER SHORT-TERM MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade short-term municipal bonds that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of not more than three years, although it may invest in securities of any maturity.


Each of the Funds may invest a portion of its assets in securities paying interest that is not exempt from federal income tax.


This Prospectus explains what you should know about the Funds before you invest. Please read it carefully. You can call the Schroder Mutual Funds at
(800) 464-3108 to find out more about the Funds and other funds in the Schroder family of funds. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                             SCHRODER SERIES TRUST

TABLE OF CONTENTS


                                                             PAGE
                                                             ----
SUMMARY INFORMATION ........................................    3

  Schroder Municipal Bond Fund .............................    3

  Schroder Short-Term Municipal Bond Fund ..................    4

FEES AND EXPENSES ..........................................    6

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ..................    7

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES .........    9

MANAGEMENT OF THE FUNDS ....................................   11

HOW THE FUNDS' SHARES ARE PRICED ...........................   12

HOW TO BUY SHARES ..........................................   12

HOW TO SELL SHARES .........................................   15

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES; DISTRIBUTION
PLANS ......................................................   16

EXCHANGES ..................................................   17

DIVIDENDS AND DISTRIBUTIONS ................................   17

TAXES ......................................................   17

USA PATRIOT ACT ............................................   18

SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies, and principal risks of Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund (the "Funds"), each a series of Schroder Series Trust (the "Trust"). Schroder Investment Management North America Inc. ("Schroder") serves as investment adviser to the Funds. References in any of the discussions of the Funds' investment policies below to 80% of a Fund's "net assets" refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes.


SCHRODER MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of current income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal bonds that

          o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);

          o    are investment-grade in quality; and

          o have intermediate to long-term maturities (three years or longer).

"Municipal bonds" are debt obligations of any maturity issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts, and authorities), and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.


The Fund intends to maintain a dollar weighted average portfolio maturity of five to ten years, although it may invest in securities of any maturity. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds and, as a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax (AMT). The Fund may invest the remainder of its assets in taxable municipal bonds, securities issued by the U.S. Treasury, or in taxable money market obligations. The Fund may purchase securities on a delayed delivery or when-issued basis.

Schroder allocates the Fund's assets among different issuers, states, market sectors (for example, general obligation securities of specific states or securities financing specific projects) and maturities based on its view of their relative values.


The Fund may invest more than 25% of its assets in one or more sectors of the municipal bond market--that is, in a group of issuers that finance similar projects--including education, health care, housing, transportation, and utilities sectors or in obligations of issuers in a particular state. In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:


          o assigns a relative value, based on creditworthiness, cash flow, liquidity and price, to each bond;

          o uses in-depth credit analysis to determine the issuer's ability to fulfill its obligations;


          o compares each bond with a U.S. Treasury instrument (or other instrument backed by the U.S. Government) to develop a theoretical intrinsic value;

          o looks to exploit any inefficiencies between intrinsic value and market trading price; and

          o subordinates sector weightings to individual securities that may add above-market value.

Schroder may sell a security for the Fund if the security reaches Schroder's target price or if Schroder's credit outlook for the security has deteriorated. Schroder may also sell a security to facilitate the purchase of a security it believes is more attractive for the Fund.


o    PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal bonds.

          o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

          o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

          o INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation decreases the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund.

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal bonds that

          o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);

          o    are investment-grade in quality; and

          o have effective maturities of no more than three years (a bond's effective maturity is generally shorter than its stated maturity due to several factors, including, for example, prepayment patterns, call dates, and put features).

"Municipal bonds" are debt obligations of any maturity issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts, and authorities), and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.


The Fund intends to maintain a dollar weighted average portfolio maturity of not more than three years, although it may invest in securities of any maturity. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds and, as a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax (AMT). The Fund may invest the remainder of its assets in taxable municipal bonds, securities issued by the U.S. Treasury, or in taxable money market obligations. The Fund may purchase securities on a delayed delivery or when-issued basis.

Schroder allocates the Fund's assets among different issuers, states, market sectors (for example, general obligation securities of specific states or securities financing specific projects) and maturities based on its view of their relative values.

The Fund may invest more than 25% of its assets in one or more sectors of the municipal bond market--that is, in a group of issuers that finance similar projects including education, healthcare, housing, transportation, and utilities sectors or obligations of issuers in a particular state.

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:


          o assigns a relative value, based on creditworthiness, cash flow, liquidity and price, to each bond;

          o uses in-depth credit analysis to determine the issuer's ability to fulfill its obligations;


          o compares each bond with a U.S. Treasury instrument (or other instrument backed by the U.S. Government) to develop a theoretical intrinsic value;

          o looks to exploit any inefficiencies between intrinsic value and market trading price; and

          o subordinates sector weightings to individual securities that may add above-market value.


Schroder may sell a security for the Fund if the security reaches Schroder's target price or if Schroder's credit outlook for the security has deteriorated. Schroder may also sell a security to facilitate the purchase of a security it believes is more attractive for the Fund.


o    PRINCIPAL RISKS.

          o    It is possible to lose money on an investment in the Fund.

          o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal bonds.

          o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

          o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

          o INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation decreases the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund.

FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
   ADVISOR SHARES OF THE FUNDS.

SHAREHOLDER FEES (paid directly from your investment):

       Maximum Sales Load Imposed on Purchases ....................   None
       Maximum Deferred Sales Load ................................   None
       Maximum Sales Load Imposed on Reinvested Dividends .........   None
       Redemption Fee .............................................   None
       Exchange Fee ...............................................   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

                                                           SCHRODER MUNICIPAL     SCHRODER SHORT-TERM
                                                                BOND FUND         MUNICIPAL BOND FUND
                                                          --------------------   --------------------
Management Fees(1) ....................................            0.40%                  0.40%
Distribution (12b-1) Fees .............................            0.25%                  0.25%
Other Expenses(2) .....................................            0.69%                  0.69%
Total Annual Fund Operating Expenses ..................            1.34%                  1.34%
Less: Fee Waiver and/or Expense Limitation(3) .........           (0.54)%                (0.54)%
Net Expenses ..........................................            0.80%                  0.80%

(1) Management Fees for each Fund include all fees payable to Schroder and its affiliates for investment advisory and fund administration services. The Funds also pay administrative or sub-administrative fees directly to SEI Investments Global Funds Services, and those fees are included under "Other Expenses."

(2) "Other Expenses" are based on estimated amounts for each Fund's current fiscal year.

(3) The Net Expenses shown for the Funds reflect the effect of contractually imposed fee waivers and/or expense limitations, in effect through December 31, 2004, on the Total Annual Fund Operating Expenses of the Funds. In order to limit the expenses of a Fund's Advisor Shares, Schroder is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until December 31, 2004 to the extent that the Total Annual Fund Operating Expenses of a Fund allocable to its Advisor Shares exceed the annual rate of 0.80% of the average daily net assets attributable to such Fund's Advisor Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of a Fund for the time periods indicated and then redeem all of your Advisor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:





                                                 1 YEAR     3 YEARS
                                                --------   --------
    Schroder Municipal Bond Fund                   $82       $371
    Schroder Short-Term Municipal Bond Fund        $82       $371

Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the principal risks of investing in each of the Funds and the circumstances which could adversely affect the value of a Fund's shares or its investment return. Each of the risks described below applies to both Funds.

o MUNICIPAL BONDS. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes, they include for example, general obligations of a state or other government entity supported by its taxing powers to acquire and construct public facilities or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include obligations of states, public authorities or political subdivisions to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.

          General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

          Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds for manufacturing facilities, certain transportation facilities, and publicly-owned utilities, and non-profit organizations such as private colleges, hospitals and museums, and other facilities. Investors can look only to the revenue generated by the project or the private company owning or operating the project rather than the credit of the state or local government authority issuing the bonds. Revenue obligations are often subject to greater credit risk than general obligations debt because they do not rely on broad taxing powers.

     Municipal bonds may be insured or guaranteed by public or private guarantors or insurers. The credit standing of such a bond would likely depend to a substantial extent on the ability and willingness of the guarantor or insurer to meet its obligations.

     The amount of public information available about the municipal bonds in a Fund's portfolio is generally less than that available for corporate equities or bonds, and the investment performance of a Fund holding such securities may therefore be more dependent on the analytical abilities of Schroder.

     Interest income from private activity bonds may be subject to federal AMT for individuals. Corporate shareholders will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state, local, and other taxes, contact your tax advisor.


o TAXABLE SECURITIES. The Funds may invest in taxable municipal securities. These would typically include securities issued by states, public authorities, or political subdivisions but which fail to meet the requirements of the federal tax code necessary so that interest payments made on the securities will be exempt from federal income tax. These may include, for example, securities issued to finance unfunded pension liabilities or issued to finance governmental facilities where the nature or management of the facility is such that the securities may not be issued on a tax-exempt basis. The Funds may also hold a portion of their assets in securities issued by the U.S. Treasury, and they may hold taxable money-market securities or cash equivalents for liquidity or pending investment in tax-exempt securities.


o VOLATILITY OF THE MUNICIPAL BOND MARKET. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers specifically or the municipal bond market generally. For example, political or fiscal events affecting the issuers of municipal bonds, as well as uncertainties in the municipal bond market generally related to taxation, legislative changes, or the enforceability of rights of municipal bond holders, can significantly affect the values of municipal bonds. Because many municipal bonds are issued to finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal bond market.

o INTEREST RATE RISK. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Interest rate risk is generally greater for investments with longer maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

     The value of a municipal bond depends on the ability and willingness of its issuer to meet its obligations on the security. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The discontinuance of the taxation supporting a specific project or specific assets or the inability to collect revenues from the project or from the assets can negatively affect the municipal bonds backed by current or anticipated revenues from the project or assets. If the Internal Revenue Service or a state tax authority determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable for federal or state law purposes and the security's market value could decline significantly.

     Each of the Funds invests principally in securities of "investment grade," which means that the securities either have been rated BBB (or the equivalent) or better by a nationally recognized securities rating organization (for example, Moody's Investor Service, Inc., Standard & Poor's, or Fitch Investors Service, Inc.), or Schroder has determined the securities to be of comparable quality.

     Investments rated below BBB or its equivalent are known as "junk bonds." Junk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Their below investment grade rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the prices of those investments will usually be more volatile and are likely to fall. A default or expected default of an issuer could also make it difficult for a Fund to sell the investments at prices approximating the values it had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the Fund to buy or sell certain debt instruments or to establish their fair values. Securities rated below investment grade may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. A Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase a Fund's operating expenses and decrease its net asset value. To the extent that a Fund holds below investment grade debt securities, the Fund's success in meeting its investment objective may depend more on Schroder's credit analysis of the issuer than if the Fund held exclusively investment-grade securities.

     Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

o INFLATION/DEFLATION RISK. Inflation risk is the risk that the Fund's assets or income from the Fund's investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time--the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

o CONCENTRATION OF INVESTMENTS. A Fund may invest without limitation in the debt of issuers, including conduit issuers, located in the same state. Investing in bonds issued by a state, state agencies, or political subdivisions in the same state may make a Fund more vulnerable to that state's economy and to issues affecting its municipal bond issuers, such as possible restrictions on additional borrowings by issuers in that state or economic or legal limitations on an issuer's ability to meet payment obligations. A Fund may also invest more than 25% of its assets in a sector of the municipal bond market, including education, health care, housing, transportation or utilities sectors. Geographic or sector concentration may cause the value of a Fund's shares to change more than the values of shares of funds that invest in a greater variety of investments.

     Municipal bonds backed by revenues from facilities in a particular sector are subject to the risks of investment in that sector generally. For example, investments in many of the sectors in which a Fund may invest are subject to the risks of changes in government regulation, fluctuations in revenues, including federal or state assistance, competition, changes in labor relations and costs, and difficulties in raising additional capital under a variety of circumstances. Revenue bonds issued in the education sector can be significantly affected also by levels of endowment, charitable giving, costs of attendance, increases or decreases in governmental assistance or other revenues, and, in the case of public schools, limits on the ability of governmental entities to increase taxes or generate other revenues, including fees, to pay for educational expenses. Investments in a health care sector are subject to changes in patient income, the availability of public or private insurance reimbursement for procedures and drug costs, the timing of such payments, the quality of management and the availability of qualified professional staff, and demographics. The housing sector can be significantly affected by changes in interest rates for single-family home buyers, governmental regulations imposed on developers of low and moderate cost multi-family units, as well as costs of land, construction and maintenance costs, neighborhood opposition to mixed-income developments, and the level of government incentives, including subsidies and tax credits. Investments in a transportation sector can be affected significantly by the cost of developing, maintaining, updating and replacing infrastructure and other hard assets, levels of federal and state assistance, quality of service, and the ability to raise fees without losing ridership. Investments in a utilities sector can be significantly affected by the ability to locate a reliable and reasonable source of the resource to be provided, infrastructure development and maintenance, the ability to pass on costs of services and resources to customers, mandatory or voluntary natural resource conservation efforts, alternatives by customers to the use of public utilities, and the effects of deregulation by many states. The foregoing factors are illustrative in nature. This discussion of the risk of concentration in sectors is not, and is not intended to be, comprehensive or exhaustive.


NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary Information section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

o When-issued and delayed delivery securities. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by a Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.


o Temporary defensive strategies. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may, but is not required to, temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, a Fund would invest in high-quality fixed income securities (including taxable obligations), cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that a Fund may not achieve its investment objective.


o Pricing. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too highly, you may end up paying too much for the Fund's shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.


o Other investments. The Funds may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds. Although the Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund expect to invest primarily in municipal bonds, either Fund may invest the remainder of its assets in other types of securities or money market instruments, the income from which may be fully taxable.


o Portfolio turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what Schroder believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. Schroder currently expects that the portfolio turnover rate for the current fiscal year will not exceed 100% for each of the Funds. Consult your tax advisor regarding the tax effect of a Fund's portfolio turnover rate on your investment.

o Changes in investment objective and policies. The investment policy of each Fund requiring it to invest, under normal circumstances, at least 80% of its net assets in investments the income from which is exempt from federal income tax (but which may be subject to federal AMT) may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund (which means the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented in person or by proxy). The investment policy of each Fund requiring it to invest at least 80% of its net assets in municipal bonds may be changed by the Board of Trustees without shareholder approval after providing shareholders of the relevant Fund 60 days written notice. Otherwise, the investment objective and policies of each Fund may be changed by the Trustees without a vote of the shareholders.

o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by a Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.

MANAGEMENT OF THE FUNDS

A Board of Trustees governs the Trust. The Board of Trustees has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.


Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Funds, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of December 31, 2003, had in the aggregate assets under management of approximately $176 billion.


o INVESTMENT ADVISORY FEES. Each Fund expects to pay investment advisory fees to Schroder at the annual rate of 0.40% of the Fund's average daily net assets.

o EXPENSE LIMITATIONS AND WAIVERS. In order to limit the expenses of the Funds' Advisor Shares, Schroder is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until December 31, 2004 to the extent that the total operating expenses of a Fund allocable to its Advisor Shares exceed the annual rate of 0.80% of the average daily net assets attributable to such Fund's Advisor Shares.

o PORTFOLIO MANAGEMENT. The following people are responsible for the day-to-day management of the Schroder Municipal Bond Fund and the Schroder Short-Term Municipal Bond Fund.

 PORTFOLIO MANAGER               SINCE                     RECENT PROFESSIONAL EXPERIENCE
-------------------   ---------------------------   --------------------------------------------
 David Baldt, CFA     Inception (December 2003)     Lead portfolio manager for each of the
                                                    Funds. Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Mr. Baldt is an Executive Vice President of
                                                    Schroder. Previously, he was a Managing
                                                    Director of Deutsche Asset Management.

 Daniel Scholl        Inception (December 2003)     Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Mr. Scholl is a Senior Vice President of
                                                    Schroder. Previously he was a Director of
                                                    Deutsche Asset Management.

 Susan Beck           Inception (December 2003)     Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Ms. Beck is a First Vice President of
                                                    Schroder. Previously, she was a Vice
                                                    President of Deutsche Asset Management.

 PORTFOLIO MANAGER               SINCE                    RECENT PROFESSIONAL EXPERIENCE
-------------------   ---------------------------   ------------------------------------------
 Ted Manges           Inception (December 2003)     Employed as an investment Fund
                                                    professional at Schroder since fall 2003.
                                                    Mr. Manges is a First Vice President of
                                                    Schroder. Previously, he was a Vice
                                                    President of Deutsche Asset Management
                                                    (1999 -- 2003), and Manager of Trading
                                                    and Sales, Commerce Capital Markets
                                                    (1995 -- 1999).

Schroder Fund Advisors Inc. serves as the administrator to the Funds. SEI Investments Global Funds Services serves as sub-administrator to the Funds and receives a fee from each Fund for its services.

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. Each Fund values its Advisor Shares as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. For purposes of determining net asset value, certain options and futures contracts held by a Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund values its portfolio securities for which market quotations are readily available at market value. Investments and assets for which market values are not readily ascertainable are valued at their fair values, and short-term investments that will mature within 60 days are valued using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees. Certain securities or investments for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indexes. For instance, a pricing service may recommend a fair market value based on prices of comparable securities. The net asset value of a Fund's Advisor Shares will generally differ from that of its Investor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Advisor Shares and Investor Shares.

HOW TO BUY SHARES

You may purchase Advisor Shares of each Fund directly from the Trust (through Schroder Fund Advisors Inc., the distributor of the Trust's shares), or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a "Service Organization") having an arrangement with Schroder or Schroder Fund Advisors Inc. If you do not have a Service Organization, Schroder or Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge you separately for its services.

The purchase, redemption, and exchange policies and fees charged by such Service Organizations may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees in addition to any fees charged by the Funds, and may set different investment minimums or limitations on buying, exchanging, or redeeming Advisor Shares. Please consult a representative of your Service Organization for further information.

If the Advisor Shares you purchase will be held in your own name (rather than the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application and payment by check or wire as described below. Account Applications for Advisor Shares may be obtained from the Funds' transfer agent, Boston Financial Data Services, Inc. ("BFDS"), at the address provided below under "Purchases by Check," from your Service Organization, or by calling the Schroder Mutual Funds at (800) 464-3108 (from outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative). Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians. Each Fund sells its Advisor Shares at their net asset value next determined after the applicable Fund or its transfer agent, Boston Financial Data Services, Inc. ("BFDS"), receives your order. In order for you to receive a Fund's next determined net asset value, the Fund or BFDS must receive your order before the close of trading on the New York Stock Exchange. The Trust reserves the right to reject any order to purchase Advisor Shares of a Fund.

Certain brokers or other financial institutions may accept purchase and redemption orders for Advisor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept purchase and redemption orders on behalf of the Funds. For purposes of pricing, a Fund may be deemed to have received a purchase or redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders would be priced at the applicable Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee.

The minimum investments for initial and additional purchases of Advisor Shares of each Fund are as follows:

                                           INITIAL      ADDITIONAL
                                         INVESTMENT     INVESTMENTS
                                        ------------   ------------
  Regular Accounts                         $10,000        $1,000
  Traditional and Roth IRAs                $ 3,000        $  250

The Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroder, any of its affiliates or a financial intermediary authorized to sell shares of the Funds, or such employee's spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroder; and current or former Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

The Funds do not issue share certificates.

The Trust may suspend the offering of Advisor Shares of a Fund for any period of time. Because excessive trading can hurt Fund performance, operations, and shareholders, the Trust may reject an order to purchase shares of a Fund if the Trust or Schroder believes that the investor in question is engaged in "market timing" or similar activities that may be harmful to a Fund or its shareholders. The Trust may change any investment minimum from time to time.

Purchases by check. You may purchase Advisor Shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund in which you wish to invest. If you wish to purchase Advisor Shares of two or more Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check should be allocated among the Funds whose shares you are purchasing. Schroder Mutual Funds will not accept third-party checks. You should direct your check and your completed Account Application as follows:

      REGULAR MAIL            OVERNIGHT OR EXPRESS MAIL
      ------------            -------------------------
      Schroder Mutual Funds   Boston Financial Data Services, Inc.
      P.O. Box 8507           Attn: Schroder Mutual Funds
      Braintree, MA 02266     66 Brooks Drive
                              Braintree, MA 02184

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire. If you make your initial investment by wire, a completed Account Application must precede your order. Upon receipt of the Application, BFDS will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Once you have an account number, you may purchase Advisor Shares through your Service Organization or directly from the Funds by calling BFDS at (800) 464-3108 to give notice that you will be sending funds by wire, and obtain a wire reference number. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110
          ABA No.: 011000028
          Attn: Schroder Mutual Funds
          DDA No.: 9904-650-0
          FBO: Account Registration
          A/C: Mutual Fund Account Number
               Name of Fund

Your purchase will not be processed until the wired funds have been received.

Automatic purchases. If you purchase Advisor Shares directly from the Trust and the shares are held in your own name, you can make regular investments of $100 or more per month or quarter in Advisor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108. If you purchase Advisor Shares through a Service Organization, your firm may also provide automatic purchase options. Please contact your Service Organization for details.

Purchases in-kind. Investors may purchase Advisor Shares of a Fund for cash or in exchange for securities, subject to the determination by Schroder in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Advisor Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Advisor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Advisor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) Securities accepted by Schroder will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the Fund's net asset value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes. Investors interested in purchases through exchange should telephone Schroder at (800) 464-3108, their Schroder client representative, or other financial intermediary.

Other purchase information. Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, the Transfer Agent will cause dividends and other distributions that have been returned to be reinvested in the applicable Fund(s), and the checks will be canceled.

HOW TO SELL SHARES


When You May Redeem. You may sell your Advisor Shares back to a Fund on any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Service Organization may charge you a fee for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at
(800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Unless otherwise agreed, the telephone redemption privilege may only be exercised to redeem shares worth not more than $50,000. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.


If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time. If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. Your Service Organization may charge you separately for this service.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. The Trust generally sends payment for shares on the business day after a request is received. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Advisor Shares by check, the Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Involuntary Redemptions. If, because of your redemptions, your account balance for a Fund falls below a minimum amount set by the Trustees (presently
$2,000), the Trust may choose to redeem your Advisor Shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your Advisor Shares, and you may purchase additional Advisor Shares at any time to avoid a redemption. The Trust may also redeem Advisor Shares if you own shares of a Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption for a Fund during any period when: (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

Redemptions in kind. The Trust has agreed to redeem Advisor Shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Advisor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders of a Fund, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the applicable Fund in lieu of cash. The Trust does not expect to redeem Advisor Shares in kind under normal circumstances. If your Advisor Shares are redeemed in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from a Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact the Transfer Agent at (800) 464-3108, your Schroder client representative, or your financial intermediary. The Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES; DISTRIBUTION PLANS

The Trust sells Advisor Shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select. You also receive the full value of your Advisor Shares when you sell them back to a Fund, without any deferred sales charge.

Distribution plans. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and other fees with respect to its Advisor Shares. Under the Plan, a Fund may make payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Shares to compensate the distributor for distribution services and certain shareholder services with respect to the Fund's Advisor Shares.

Because the fees are paid out of a Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of a Fund and may cost you more than paying other types of sales charges.

In addition, a Fund may pay Schroder or its affiliates, banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency, and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. In addition, a Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

EXCHANGES

You can exchange your Advisor Shares of a Fund for Advisor Shares of other funds in the Schroder family of funds at any time at their respective net asset values. The Trust would treat the exchange as a sale of your Advisor Shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Advisor Shares, please contact your Service Organization or call the Trust directly at (800) 464-3108. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroder reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension. Because excessive trading can hurt Fund performance, operations and shareholders, the Trust or Schroder may also limit the amount or number of exchanges or reject any exchange if the Trust or Schroder believes that the investor in question is engaged in "market timing activities" or similar activities that may be harmful to the Fund or its shareholders.

DIVIDENDS AND DISTRIBUTIONS; DISTRIBUTION PLANS

Each Fund declares dividends from net investment income daily and distributes these dividends monthly. Each Fund distributes net realized capital gain at least annually. Each Fund makes distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

     o    Reinvest all distributions in additional Advisor Shares of your Fund;

     o Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of your Fund;

     o Receive distributions from net investment income in additional Advisor Shares of your Fund while receiving capital gain distributions in cash; or

     o    Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, a Fund will reinvest all distributions in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, as described below) are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Funds may have on the federal taxation of your benefits. In addition, an investment in a Fund that pays exempt-interest dividends may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Although under normal circumstances, each Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, the Funds may invest a portion of their assets in securities that generate income that is not exempt from federal income tax.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another Fund) of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

INVESTMENTS IN DEBT OBLIGATIONS. A Fund's investment in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Funds.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

[SCHRODERS LOGO]


--------------------------------------------------------------------------------

                              INVESTMENT ADVISER
               Schroder Investment Management North America Inc.
                                875 Third Avenue
                           New York, New York 10022


                         DISTRIBUTOR AND ADMINISTRATOR
                          Schroder Fund Advisors Inc.
                                875 Third Avenue
                           New York, New York 10022


                               SUB-ADMINISTRATOR
                     SEI Investments Global Funds Services
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456


                                   CUSTODIAN
                             J.P. Morgan Chase Bank
                                270 Park Avenue
                           New York, New York 10017


                    TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                       North Quincy, Massachusetts 02171
                                   800-464-3108


                                    COUNSEL
                                Ropes & Gray LLP
                            One International Place
                          Boston, Massachusetts 02110


                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                              Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------


SCHRODER SERIES TRUST
SCHRODER MUNICIPAL BOND FUND
SCHRODER SHORT-TERM MUNICIPAL BOND FUND

Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund have a statement of additional information (SAI) which includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

You may review and copy information about a Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about a Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-7840